Accrued expenses and other current liabilities (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 18,211		¥ 17,372
Salary and welfare	11,303		8,396
Accrued administrative expenses	1,917		1,165
Rental fee payable	1,361		1,199
Professional fee	1,348		904
Payable related to employees' exercise of share-based awards	1,273		333
Liabilities for return allowances	743		618
Deferred consideration payables.	575		0
Vehicle fee	520		437
Internet data center fee	409		444
Interest payable	167		134
Others	4,743		3,466
Total	¥ 42,570	$ 6,172	¥ 34,468